Credit Facility and Commercial Paper (Details) $ in Millions	Oct. 08, 2021 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 3,750		$ 3,750	$ 4,500
Credit facility, loans outstanding			0		$ 0
Additional amount by which credit facility can be increased	$ 500
Maximum ratio of debt to EBITDA after acquisition	5.5
Acquisition Trigger Amount	$ 25
Williams Companies Inc [Member] | Swing Line Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	200
Williams Companies Inc [Member] | Commercial paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	3,500	$ 4,000
Commercial paper, outstanding			0		$ 0
Commercial paper, maximum maturity		397 days
Williams Companies Inc [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 500
Williams Companies Inc [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding			$ 16
Transcontinental Gas Pipe Line Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to capitalization	65.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 500
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to capitalization	65.00%
Northwest Pipeline LLC [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 500
Dec21 And Subsequent Quarters [Member] | Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.0